Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 26, 2019
Document Effective Date	Dec. 27, 2019
Prospectus Date	Dec. 27, 2019
MFS® Blended Research® Emerging Markets Equity Fund | R6
Prospectus:
Trading Symbol	BRKVX
MFS® Blended Research® Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	BRKUX
MFS® Blended Research® Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	BRKTX
MFS® Blended Research® Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	BRKSX
MFS® Blended Research® Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	BRKRX
MFS® Blended Research® Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	BRKIX
MFS® Blended Research® Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	BRKCX
MFS® Blended Research® Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	BRKBX
MFS® Blended Research® Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	BRKAX
MFS® Blended Research® Global Equity Fund | R6
Prospectus:
Trading Symbol	BRLYX
MFS® Blended Research® Global Equity Fund | R4
Prospectus:
Trading Symbol	BRLUX
MFS® Blended Research® Global Equity Fund | R3
Prospectus:
Trading Symbol	BRLTX
MFS® Blended Research® Global Equity Fund | R2
Prospectus:
Trading Symbol	BRLSX
MFS® Blended Research® Global Equity Fund | R1
Prospectus:
Trading Symbol	BRLRX
MFS® Blended Research® Global Equity Fund | I
Prospectus:
Trading Symbol	BRLJX
MFS® Blended Research® Global Equity Fund | C
Prospectus:
Trading Symbol	BRLCX
MFS® Blended Research® Global Equity Fund | B
Prospectus:
Trading Symbol	BRLBX
MFS® Blended Research® Global Equity Fund | A
Prospectus:
Trading Symbol	BRLAX
MFS® Blended Research® International Equity Fund | R6
Prospectus:
Trading Symbol	BRXVX
MFS® Blended Research® International Equity Fund | R4
Prospectus:
Trading Symbol	BRXUX
MFS® Blended Research® International Equity Fund | R3
Prospectus:
Trading Symbol	BRXTX
MFS® Blended Research® International Equity Fund | R2
Prospectus:
Trading Symbol	BRXSX
MFS® Blended Research® International Equity Fund | R1
Prospectus:
Trading Symbol	BRXRX
MFS® Blended Research® International Equity Fund | I
Prospectus:
Trading Symbol	BRXIX
MFS® Blended Research® International Equity Fund | C
Prospectus:
Trading Symbol	BRXCX
MFS® Blended Research® International Equity Fund | B
Prospectus:
Trading Symbol	BRXBX
MFS® Blended Research® International Equity Fund | A
Prospectus:
Trading Symbol	BRXAX
MFS® Global New Discovery Fund | R6
Prospectus:
Trading Symbol	GLNNX
MFS® Global New Discovery Fund | R4
Prospectus:
Trading Symbol	GLNMX
MFS® Global New Discovery Fund | R3
Prospectus:
Trading Symbol	GLNLX
MFS® Global New Discovery Fund | R2
Prospectus:
Trading Symbol	GLNKX
MFS® Global New Discovery Fund | R1
Prospectus:
Trading Symbol	GLNJX
MFS® Global New Discovery Fund | I
Prospectus:
Trading Symbol	GLNIX
MFS® Global New Discovery Fund | C
Prospectus:
Trading Symbol	GLNCX
MFS® Global New Discovery Fund | B
Prospectus:
Trading Symbol	GLNBX
MFS® Global New Discovery Fund | A
Prospectus:
Trading Symbol	GLNAX
MFS® Mid Cap Growth Fund | R6
Prospectus:
Trading Symbol	OTCKX
MFS® Mid Cap Growth Fund | R3
Prospectus:
Trading Symbol	OTCHX
MFS® Mid Cap Growth Fund | R2
Prospectus:
Trading Symbol	MCPRX
MFS® Mid Cap Growth Fund | R1
Prospectus:
Trading Symbol	OTCGX
MFS® Mid Cap Growth Fund | I
Prospectus:
Trading Symbol	OTCIX
MFS® Mid Cap Growth Fund | C
Prospectus:
Trading Symbol	OTCCX
MFS® Mid Cap Growth Fund | B
Prospectus:
Trading Symbol	OTCBX
MFS® Mid Cap Growth Fund | 529C
Prospectus:
Trading Symbol	ECGRX
MFS® Mid Cap Growth Fund | 529B
Prospectus:
Trading Symbol	EBCGX
MFS® Mid Cap Growth Fund | 529A
Prospectus:
Trading Symbol	EAMCX
MFS® Mid Cap Growth Fund | R4
Prospectus:
Trading Symbol	OTCJX
MFS® Mid Cap Growth Fund | A
Prospectus:
Trading Symbol	OTCAX
MFS® U.S. Government Money Market Fund | MFS U.S.Government Money Market Fund
Prospectus:
Trading Symbol	MCMXX